Apr. 20, 2016
BNY Mellon Government Money Market Fund
BNY Mellon Government Money Market Fund
April 20, 2016

BNY MELLON FUNDS TRUST

- BNY Mellon Money Market Fund

Supplement to Prospectus
dated December 31, 2015

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a special meeting of shareholders held on April 11, 2016, shareholders of BNY Mellon Money Market Fund approved a proposal to change one of the fund's Fundamental Policies, which will enable the fund to change its investment policy so that the fund may comply with the definition of "government money market fund," as described below.  The changes to the fund's name and investment strategy described below will take effect on or about May 1, 2016 (the "Effective Date").

As of the Effective Date, the fund's name will change to:

BNY Mellon Government Money Market Fund

As of the Effective Date, the following will replace the information in the section entitled "Fund Summary—BNY Mellon Money Market Fund—Principal Investment Strategy" in the prospectus:

The fund is a "government money market fund."  As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.  As a government money market fund, the fund normally invests at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.  The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in government securities and/or repurchase agreements that are collateralized solely by government securities.

As of the Effective Date, the fund will no longer be subject to "Banking industry risk," "Foreign investment risk," "Municipal securities risk" and "Regulatory risk" as principal risks described in the sections entitled "Fund Summary—BNY Mellon Money Market Fund—Principal Risks" and "Fund Details—Principal and Additional Risks" in the prospectus.

As of the Effective Date, the following will supplement the information in the section entitled "Fund Summary—BNY Mellon Money Market Fund—Performance" in the prospectus:

Prior to May 1, 2016, the fund operated as a prime money market fund and invested in certain types of securities that the fund is no longer permitted to hold.  Consequently, the performance information shown may have been different if the current investment limitations had been in effect during the period prior to the fund's conversion to a government money market fund.